Borrowed funds (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Borrowed Funds [Line Items]
Reverse Repurchase Agreement	$ 5,000,000	$ 5,000,000
Fed Funds purchased	5,340,000	0
FHLB advances	99,981,245	84,450,067
Debt and Capital Lease Obligations	$ 110,321,245	$ 89,450,067